UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  May 14, 2008

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$6,151,386,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   130261  1645752 SH       Sole                  1530852            114900
Alleghany Corp Convertible Pre COM              017175209     9979    31750 SH       Sole                    28550              3200
Alleghany Corp.                COM              017175100    93580   274026 SH       Sole                   232628             41398
Altera Corporation             COM              021441100   246182 13357699 SH       Sole                 12087859           1269840
American Express               COM              025816109    70101  1603419 SH       Sole                  1456119            147300
Apache Corp.                   COM              037411105   167682  1387863 SH       Sole                  1278463            109400
Athenahealth Inc               COM              04685w103      499    21100 SH       Sole                    21100
Baker Hughes Inc.              COM              057224107   156744  2288231 SH       Sole                  2113031            175200
Berkley W R Corp.              COM              084423102      463    16705 SH       Sole                    16705
Berkshire Hathaway Class B     COM              084670207      975      218 SH       Sole                      218
Borg Warner Inc                COM              099724106    10306   239500 SH       Sole                   216500             23000
Cimarex Energy Co.             COM              171798101    50775   927562 SH       Sole                   743973            183589
Coca Cola Corp.                COM              191216100   394563  6482065 SH       Sole                  5855965            626100
Comcast Corp. Cl A             COM              20030N101    12248   633301 SH       Sole                   633301
Comcast Corp. Special Cl A     COM              20030N200   259631 13686378 SH       Sole                 12391492           1294886
ConocoPhillips                 COM              20825c104    40775   535035 SH       Sole                   489606             45429
Costco Wholesalers Corp.       COM              22160K105   165227  2543130 SH       Sole                  2403230            139900
Discovery Holding Co A         COM              25468Y107    82408  3883502 SH       Sole                  3541928            341574
Dresser-Rand Group Inc.        COM              261608103   104666  3403762 SH       Sole                  3052862            350900
E.W. Scripps Co. Cl A          COM              811054204   116610  2775759 SH       Sole                  2554659            221100
Exxon Mobil                    COM              30231G102      643     7600 SH       Sole                     7600
General Electric Company       COM              369604103   331099  8946194 SH       Sole                  8109294            836900
L-3 Communications Holdings In COM              502424104   199904  1828275 SH       Sole                  1633775            194500
Liberty Global Inc. A          COM              530555101    85864  2519483 SH       Sole                  2231705            287778
Liberty Global Inc. Ser C      COM              530555309   241748  7442993 SH       Sole                  6851702            591291
Liberty Media Corp Cap Ser A   COM              53071M302    20634  1310949 SH       Sole                  1237860             73089
Liberty Media Entertainment cl COM              53071M500   118754  5245296 SH       Sole                  4952940            292356
Liberty Media Interactive A    COM              53071M104   143685  8902429 SH       Sole                  8136115            766314
Microsoft Corp.                COM              594918104   305337 10758873 SH       Sole                  9759323            999550
Millipore Corp.                COM              601073109   104590  1551546 SH       Sole                  1495546             56000
National Instruments Corp.     COM              636518102    88092  3370024 SH       Sole                  3182286            187738
Neustar Inc-Class A            COM              64126X201     1824    68900 SH       Sole                    68900
Newfield Exploration Co.       COM              651290108   170165  3219774 SH       Sole                  2814274            405500
Noble Energy Inc.              COM              655044105   142444  1956645 SH       Sole                  1670549            286096
Novartis AG (ADR)              COM              66987V109     2673    52186 SH       Sole                    52186
Patriot Coal Corp              COM              70336t104     9218   196262 SH       Sole                   177082             19180
Peabody Energy Corp.           COM              704549104   115486  2264430 SH       Sole                  2054030            210400
Praxair, Inc.                  COM              74005P104   266386  3162601 SH       Sole                  2874201            288400
Progressive Corp.              COM              743315103   104384  6495595 SH       Sole                  5949895            545700
Rogers Communications Inc Cl B COM              775109200    45601  1269513 SH       Sole                   881413            388100
SLM Corp.                      COM              78442p106   153008  9967946 SH       Sole                  9019046            948900
Sanofi-Aventis (ADR)           COM              80105n105   126269  3363574 SH       Sole                  3056574            307000
Schlumberger Limited           COM              806857108     9460   108741 SH       Sole                   108741
Shoretel Inc.                  COM              825211105     1008   196800 SH       Sole                   196800
Texas Instruments Inc.         COM              882508104     5654   199990 SH       Sole                   199990
Toronto Dominion Bank          COM              891160509    21160   344912 SH       Sole                   318033             26879
Travelers Companies, Inc.      COM              89417E109      301     6300 SH       Sole                     6300
UnitedHealth Group Inc.        COM              91324P102   227441  6619346 SH       Sole                  6008122            611224
Vodafone Group PLC (ADR)       COM              92857W209    63642  2156627 SH       Sole                  1997369            159258
Wachovia Corp.                 COM              929903102    53590  1984827 SH       Sole                  1758787            226040
Wal-Mart Stores Inc.           COM              931142103   362187  6875230 SH       Sole                  6223930            651300
Waste Management Inc.          COM              94106L109   269485  8029936 SH       Sole                  7283936            746000
White Mountains Insurance Grou COM              g9618e107     3434     7155 SH       Sole                     7055               100
Willis Group Holdings Ltd.     COM              g96655108   242270  7208264 SH       Sole                  6552364            655900
XTO Energy Corp.               COM              98385x106      271     4375 SH       Sole                     4375